Summary of Significant Accounting Policies - Summary of Quantitative Information About Level 3 Fair Value Measurements of Post-employment Benefits (Details) - Fair Value Inputs Level 3 [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Discount Rate	5.98%	4.93%
Expected Return on Plan Assets		4.93%
Wage Increase Rate	7.00%	9.00%
Disability Rate	5.00%	5.00%
Normal retirement age	58 years	58 years
20 - 29 [Member]
Withdrawal Rate	5.00%	5.00%
30 - 39 [Member]
Withdrawal Rate	4.00%	4.00%
40 - 44 [Member]
Withdrawal Rate	3.00%	3.00%
45 - 49 [Member]
Withdrawal Rate	2.00%	2.00%
50 - 57 [Member]
Withdrawal Rate	1.00%	1.00%
>57 [Member]
Withdrawal Rate	0.00%	0.00%